Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 324,348	$ 278,558	$ 209,327
Short-term lease cost	$ 59,777	$ 63,366	53,907
Weighted average remaining lease term	3 years 6 months	3 years 8 months 12 days
Weighted average discount rate	4.20%	4.40%
Lessee operating lease, lease not yet commenced contract value	$ 65,450
General And Administrative Expenses [Member] | Selected Learning Centre [Member]
Lessee, Lease, Description [Line Items]
Impairment losses on operating lease right of use assets	$ 0	$ 0	$ 0